Cover	Sep. 24, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	BARNES & NOBLE EDUCATION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37499
Entity Tax Identification Number	46-0599018
Entity Address, Address Line One	NJ
Entity Address, Address Line One	180 Park Avenue, Suite 301,
Entity Address, City or Town	Florham Park,
Entity Address, Postal Zip Code	07932
City Area Code	(908)
Local Phone Number	991-2665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BNED
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001634117